CONVERTIBLE DEBT (Schedule of Changes of Long-term Convertible Debt) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Convertible Debt [Roll Forward]
Balance at the beginning of period		$ 16,693		$ 21,862
Change in fair value
Balance at the end of period		7,726		16,693
Series L Convertible Bonds [Member]
Convertible Debt [Roll Forward]
Balance at the beginning of period		25,353	[1]	29,526
Change in accrued interest		863		1,344
Change in fair value		(1,585)		3,785
Payment of interest		(1,011)		(1,401)
Payment of principal		(8,167)		(7,901)
Balance at the end of period	[1]	15,453		$ 25,353
2019		7,657
2020		7,656
Fair value of principal payments		$ 15,313

[1]	includes accrued interest of $313 and $193 as of December 31, 2017 and 2018, respectively.